Note 40 - Fee and commission income and expenses	12 Months Ended
Dec. 31, 2018
Fee And Commission Income Expenses
Fee and commission income and expenses

40. Fee and commission income and expense

The breakdown of the balance under these heading in the accompanying consolidated income statements is as follows:

Fee and Commission Income (Millions of euros)
	2018	2017	2016
Bills receivables	39	46	52
Demand accounts	451	507	469
Credit and debit cards	2,900	2,834	2,679
Checks	194	212	207
Transfers and other payment orders	605	601	578
Insurance product commissions	171	192	178
Commitment fees	223	231	237
Contingent risks	390	396	406
Asset Management	1,023	923	839
Securities fees	325	385	335
Custody securities	122	122	122
Other fees and commissions	689	700	701
Total	7,132	7,150	6,804

The breakdown of fee and commission expense under these heading in the accompanying consolidated income statements is as follows:

Fee and Commission Expense (Millions of euros)
	2018	2017	2016
Credit and debit cards	1,502	1,458	1,334
Transfers and other payment orders	96	102	102
Commissions for selling insurance	48	60	63
Other fees and commissions	607	610	587
Total	2,253	2,229	2,086